COMMITMENTS AND CONTINGENCIES (Details) - USD ($)						3 Months Ended	12 Months Ended
	Feb. 09, 2024	Aug. 04, 2023	Aug. 01, 2023	Feb. 06, 2023	Feb. 12, 2021	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Percentage of aggregate gross proceeds	3.50%						3.50%
Marketing fees payable to underwriters, waived in exchange for notes payable	$ 7,043,750
Revenue targets term							5 years
Aggregate shares of common stock			2,351,800
Excise tax liability (in Dollars)						$ 2,067,572	$ 1,528,101
Subsequent event
Commitments and Contingencies [Line Items]
Marketing fees payable to underwriters, waived in exchange for notes payable	7,043,750
Aggregate principal amount	4,150,000
Initial Public Offering
Commitments and Contingencies [Line Items]
Purchase of additional units							2,625,000
Marketing fees payable to underwriters	$ 7,043,750						$ 7,043,750
Over-Allotment Option
Commitments and Contingencies [Line Items]
Purchase of additional units					2,625,000
Price per public unit (in Dollars per share)					$ 10.00
Private Warrants
Commitments and Contingencies [Line Items]
Common stock warrants							1,279,427
Common stock and private warrant							1,657,579
Common Stock
Commitments and Contingencies [Line Items]
Number of shares redeemed (in shares)	4,940,885	406,990		14,667,626
Value of shares redeemed				$ 148,523,642
Stockholders redeemed value (in Dollars)	$ 53,947,064	$ 4,286,537
Excise Taxes Payable
Commitments and Contingencies [Line Items]
Excise tax liability shares redeemed, percentage						1.00%	1.00%
AtlasClear
Commitments and Contingencies [Line Items]
Consideration amount (in Dollars)							$ 75,400,000
Purchase price (in Dollars per share)							$ 10
New Pubco common stock receivable							5,944,444
Atlas FinTech
Commitments and Contingencies [Line Items]
New Pubco common stock amount (in Dollars)							$ 20,000,000
Quantum Ventures LLC
Commitments and Contingencies [Line Items]
Aggregate principal amount	$ 3,300,000
Aggregate shares of common stock			235,180
Aggregate of warrants shares			235,180
Purchase shares of common stock			235,180